Share Capital	12 Months Ended
Dec. 31, 2025
Share Capital [Abstract]
SHARE CAPITAL
12.	Share capital

i.	Common shares

Authorized: Unlimited common shares, with no par value

Issued and fully paid: 166,896,936 (December 31, 2024 – 163,234,932)

ii.	Share placements

On January 15, 2025 the Company issued 83,333 common shares at a price of Canadian dollars (“C$”) 4.20 for gross proceeds of C$350 ($244) in a private placement.

In the prior year, in addition to the shares issued in connection with the Warintza Project financing (note 11(ii)), on June 10, 2024 the Company issued 8,222,500 common shares at a price of C$4.90 for gross proceeds of C$40,289 ($29,270) in a public offering and on December 4, 2024, the Company issued 143,267 common shares at a price of C$3.49 for gross proceeds of C$500 ($355) in a private placement.

iii.	Share purchase options

For the year ended December 31, 2025 the Company recognized a share-based compensation expense included in general and administrative expenditures of $3,903 (December 31, 2024 – $3,998) and exploration and evaluation assets of $120 (2024: $nil). The following table shows the change in the shares issuable for Arrangement options and Solaris options during the years ended December 31, 2025 and 2024:

As at December 31,	2025	2024
Balance, start of year	14,165,000	10,556,688
Granted	3,100,000	5,880,000
Exercised[1]	(5,227,500)	(1,586,688)
Forfeited / Expired / Cancelled	(730,000)	(685,000)
Balance, end of year	11,307,500	14,165,000

[1]	Includes options cancelled as part of an exercise on a cashless basis.

The weighted average exercise price per share of options granted, exercised and forfeited / expired / cancelled during the year ended December 31, 2025 was C$10.58, C$2.07 and C$4.99, respectively (December 31, 2024 – C$4.56, C$0.71 and C$8.95, respectively). The weighted average share price at the date of exercise of stock options during the year ended December 31, 2025 was C$2.07 (December 31, 2024 – C$2.83).

The assumptions used in the Black-Scholes option pricing model for the options granted in the years ended December 31, 2025 and 2024 were as follows:

Weighted average	2025		2024
Exercise price per share issuable	C$	10.58	C$	3.65
Expected term (years)		5		5
Volatility		60%		56%
Expected dividend yield		–		–
Risk-free interest rate		3.07%		3.02%
Fair value per share		5.67		1.78

Solaris options

The following is a summary of the Company’s outstanding and exercisable options as at December 31, 2025:

Outstanding				Exercisable
Grant date	Exercise price (C$)	Number of options	Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)
March 16, 2021	$7.24	300,000	0.21	300,000	0.21
August 9, 2022	$7.36	200,000	1.61	150,000	1.61
February 24, 2023	$5.94	2,380,000	2.15	1,455,000	2.15
February 23, 2024	$3.79	900,000	3.15	525,000	3.15
September 18, 2024	$3.30	2,096,250	3.72	760,000	3.72
October 4, 2024	$3.32	236,250	3.76	56,250	3.76
November 19, 2024	$3.44	1,300,000	3.89	633,333	3.89
December 13, 2024	$4.56	175,000	3.95	43,750	3.95
December 20, 2024	$4.56	300,000	3.97	75,000	3.97
December 27, 2024	$5.00	320,000	3.99	-	-
December 10, 2025	$10.58	3,100,000	4.95	-	-
	6.18	11,307,500	3.59	3,998,333	2.77

iv.	Restricted share units

Pursuant to the Arrangement, holders of Equinox restricted share units (“RSUs”) or RSUs with non-market-based performance vesting conditions (“pRSUs”) received RSUs or pRSUs of Solaris (“Arrangement RSUs”), which were proportionate to, and reflective of the terms of, their existing RSUs or pRSUs of Equinox (Note 1). The holder of the Arrangement RSUs acquires one-tenth of a Solaris share upon vesting. During the year ended December 31, 2025, there were no RSUs redeemed under the provision of the Company’s RSU plan and as of December 31, 2025, 260,836 RSUs and pRSUs are outstanding with 26,085 of Solaris shares issuable.